ADOPTION IMPACT OF NEW REVENUE STANDARD - Balance Sheet Impact (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016	Jan. 02, 2015
ASSETS
Cash and cash equivalents	$ 409	$ 147
Restricted Cash	82	66
Accounts receivable, net	92	85
Vacation ownership notes receivable, net	1,115	970
Inventory	728	727
Property and equipment	253	203
Other assets	166	122
TOTAL ASSETS	2,845	2,320
LIABILITIES AND EQUITY
Accounts payable	145	124
Advance deposits	84	82
Accrued liabilities	120	105
Deferred revenue	69	59
Payroll and benefits liability	112	96
Deferred compensation liability	75	63
Debt, net	1,095	737
Other	14	16
Deferred taxes	90	143
TOTAL LIABILITIES	1,804	1,425
Preferred stock	0	0
Common stock	0	0
Treasury stock	(694)	(607)
Additional paid-in capital	1,189	1,163
Accumulated other comprehensive income	17	5
Retained earnings	529	334
TOTAL EQUITY	1,041	895	$ 978	$ 1,080
TOTAL LIABILITIES AND EQUITY	2,845	2,320
As Reported | Accounting Standards Update 2014-09
ASSETS
Cash and cash equivalents	409	147
Restricted Cash	82	66
Accounts receivable, net	154	162
Vacation ownership notes receivable, net	1,120	972
Inventory	716	713
Property and equipment	253	203
Other assets	172	128
TOTAL ASSETS	2,906	2,391
LIABILITIES AND EQUITY
Accounts payable	145	124
Advance deposits	63	56
Accrued liabilities	168	147
Deferred revenue	98	95
Payroll and benefits liability	112	96
Deferred compensation liability	75	63
Debt, net	1,095	737
Other	14	16
Deferred taxes	91	149
TOTAL LIABILITIES	1,861	1,483
Preferred stock	0	0
Common stock	0	0
Treasury stock	(694)	(607)
Additional paid-in capital	1,189	1,163
Accumulated other comprehensive income	17	5
Retained earnings	533	347
TOTAL EQUITY	1,045	908
TOTAL LIABILITIES AND EQUITY	2,906	2,391
Adjustments | Accounting Standards Update 2014-09
ASSETS
Cash and cash equivalents	0	0
Restricted Cash	0	0
Accounts receivable, net	(62)	(77)
Vacation ownership notes receivable, net	(5)	(2)
Inventory	12	14
Property and equipment	0	0
Other assets	(6)	(6)
TOTAL ASSETS	(61)	(71)
LIABILITIES AND EQUITY
Accounts payable	0	0
Advance deposits	21	26
Accrued liabilities	(48)	(42)
Deferred revenue	(29)	(36)
Payroll and benefits liability	0	0
Deferred compensation liability	0	0
Debt, net	0	0
Other	0	0
Deferred taxes	(1)	(6)
TOTAL LIABILITIES	(57)	(58)
Preferred stock	0	0
Common stock	0	0
Treasury stock	0	0
Additional paid-in capital	0	0
Accumulated other comprehensive income	0	0
Retained earnings	(4)	(13)
TOTAL EQUITY	(4)	(13)
TOTAL LIABILITIES AND EQUITY	$ (61)	$ (71)